                              GARTMORE MUTUAL FUNDS

                        NorthPointe Small Cap Growth Fund
                        NorthPointe Small Cap Value Fund

                         Supplement Dated July 19, 2006
                    to the Prospectus dated February 28, 2006

Effective  immediately,  the  NorthPointe  Small Cap Growth Fund will offer only
Institutional  Class shares, and will no longer accept purchases of or exchanges into Class A, Class B, Class C, Class R or  Institutional  Service Class shares.
Current  shareholders  of Class A, Class B,  Class C,  Class R or  Institutional
Service  Class shares can continue to reinvest  dividends and  distributions  in shares of such classes as consistent with the terms of this Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE